Adjustments for non-cash items (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Adjustments for non-cash items
Depreciation	kr 13,682	kr 4,508		kr 4,757
Warrant compensation expenses	14,763	17,474		19,311
Income tax income	(5,999)	0		(5,500)
Income tax expense	614	43,773		0
Financial income	(9,306)	0		(2,048)
Financial expenses	3,390	19,736		25,610
Non paid royalty expenses regarding sale of future royalties and milestones	0	6,575		0
Exchange rate adjustments	(7,937)	9,864		(17,596)
Total adjustments	kr 9,207	kr 101,930	[1]	kr 24,534	[1]

[1]	See note 1 to the consolidated financial statements.